Related Party Transactions and Balances - (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances
Salaries and benefits	$ 3,197,006	$ 0
Key Management Personnel Remuneration
Share-based compensation	10,793,993	0
Key Management Personnel Remuneration	$ 13,990,999	$ 0